FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

October 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 17, 2014 to the Prospectus dated August 1, 2014, for the Absolute Strategies Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on September 17, 2014 (Accession Number: 0001435109-14-000666).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2076 or zac.tackett@atlanticfundservices.com

Sincerely,

/s/Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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